INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	December 31,
	2013	2012
Cost:
Technology (*)	$12,790	$9,663
Customer relationships	2,714	2,714

Total cost	15,504	12,377
Accumulated amortization:
Technology	8,663	8,663
Customer relationships	2,714	2,714

Total accumulated amortization	11,377	11,377

Amortized cost	$4,127	$1,000

Amortization expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $0, $205 and $976, respectively.

(*) Includes purchase of IPs of $3.1 million for the purpose of manufacturing the new chip  product line.